Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property and equipment
Beginning balance	$ 5,896	$ 7,970
Additions	878	(738)
Disposals	(63)	(70)
Transfers	0	0
Translation to presentation currency	643	(1,266)
Ending balance	7,354	5,896
Cost
Property and equipment
Beginning balance	18,967	21,615
Additions	3,902	2,700
Disposals	(762)	(812)
Transfers	0	0
Translation to presentation currency	2,343	(4,536)
Ending balance	24,450	18,967
Depreciation
Property and equipment
Beginning balance	(13,071)	(13,645)
Additions	(3,024)	(3,438)
Disposals	699	742
Transfers	0	0
Translation to presentation currency	(1,700)	3,270
Ending balance	(17,096)	(13,071)
IT equipment | Cost
Property and equipment
Beginning balance	14,131	15,773
Additions	3,626	2,556
Disposals	(708)	(749)
Transfers	0	(5)
Translation to presentation currency	1,831	(3,444)
Ending balance	18,880	14,131
IT equipment | Depreciation
Property and equipment
Beginning balance	(9,810)	(10,343)
Additions	(2,312)	(2,620)
Disposals	655	684
Transfers	0	0
Translation to presentation currency	(1,313)	2,469
Ending balance	$ (12,787)	$ (9,810)
Weighted average rate (p.a.)	21.02%	20.90%
Furniture and fixtures | Cost
Property and equipment
Beginning balance	$ 1,188	$ 1,493
Additions	113	18
Disposals	(48)	(60)
Transfers	8	8
Translation to presentation currency	131	(271)
Ending balance	1,392	1,188
Furniture and fixtures | Depreciation
Property and equipment
Beginning balance	(743)	(849)
Additions	(180)	(152)
Disposals	43	58
Transfers	0	0
Translation to presentation currency	(96)	200
Ending balance	$ (969)	$ (743)
Weighted average rate (p.a.)	12.00%	10.90%
Leasehold improvements | Cost
Property and equipment
Beginning balance	$ 3,613	$ 4,347
Additions	74	3
Disposals	(6)	(3)
Transfers	117	84
Translation to presentation currency	380	(818)
Ending balance	4,178	3,613
Leasehold improvements | Depreciation
Property and equipment
Beginning balance	(2,518)	(2,453)
Additions	(532)	(666)
Disposals	1	0
Transfers	0	0
Translation to presentation currency	(291)	601
Ending balance	$ (3,340)	$ (2,518)
Weighted average rate (p.a.)	15.16%	16.10%
In progress | Cost
Property and equipment
Beginning balance	$ 35	$ 2
Additions	89	123
Disposals	0	0
Transfers	(125)	(87)
Translation to presentation currency	1	(3)
Ending balance	$ 0	$ 35